RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 2,449		$ 8,309
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Amounts due to related parties	$ 14,448,405		$ 13,187,966
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,257,291	$ 966,665
WuXi Biologics (Cayman) Inc.
RELATED PARTY TRANSACTIONS
Amounts due to related parties	$ 13,787,167		$ 12,598,836
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember		us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 1,123,145	715,995
WuXi AppTec Group
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 1,443		$ 5,304
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Amounts due to related parties	$ 660,232		$ 589,130
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember		us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CMO services
RELATED PARTY TRANSACTIONS
Related party transactions	$ 128,133	244,590
Certain senior management personnel.
RELATED PARTY TRANSACTIONS
Amounts due from related parties	1,006		$ 3,005
Amounts due to related parties	1,006
Related party transactions	$ 6,013	$ 6,080